Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Effect of restructuring initially recognised
The impact of the above restatements on each financial statement line item is presented below.

		June 2023
US dollar millions	Ref	As reported on 30 June 2023	1.1 Obuasi deferred tax restatement	1.1 Other restatements	As restated on 30 June 2023

Income statement
Other (expenses) income	e	(58)	—	(10)	(68)
Share of associates and joint ventures' profit (loss)	a	75	—	9	84
Profit (loss) before taxation	a,e	77	—	(1)	76
Taxation		(32)	(79)	—	(111)
Profit (loss) for the period	a,e	45	(79)	(1)	(35)

Attributable to:
Equity shareholders		40	(79)	—	(39)
Non-controlling interests	e	5		(1)	4

Basic earnings per ordinary share (US cents)		10	(19)	—	(9)
Diluted earnings per ordinary share (US cents)		10	(19)	—	(9)

Headline earnings		140	(79)	—	61
Basic headline earnings per ordinary share (US cents)		33	(19)	—	14
Diluted headline earnings per ordinary share (US cents)		33	(19)	—	14

Statement of comprehensive income
Total comprehensive income for the period, net of tax	a,e	24	(79)	(1)	(56)

Statement of financial position
Tangible assets	d	4,277	—	(11)	4,266
Deferred taxation		146	(105)	—	41
Non-current assets	d	6,081	(105)	(11)	5,965

Deferred taxation		318	23	—	341
Non-current liabilities		3,007	23	—	3,030

Trade and other payables	h	672	—	(31)	641
Environmental rehabilitation and other provisions	h	72	—	31	103
Current liabilities		857	—	—	857

Statement of changes in equity
(Accumulated losses ) retained earnings	d,e	(1,798)	(128)	(10)	(1,936)
Foreign currency translation reserve	c	(1,459)	—	(1)	(1,460)
Shareholders' equity	c,d,e	4,048	(128)	(11)	3,909
Total equity	c,d,e	4,081	(128)	(11)	3,942

Rounding of figures may result in computational discrepancies.

		June 2022
US dollar millions	Ref	As reported on 30 June 2022	1.1 Obuasi deferred tax restatement	1.1 Other restatements	As restated on 30 June 2022

Income statement
Cost of sales	e	(1,592)	—	(3)	(1,595)
Gross profit (loss)	e	563	—	(3)	560
Share of associates and joint ventures' profit (loss)	a	72	—	6	78
Profit (loss) before taxation	a,e	407	—	3	410
Profit (loss) for the period	a,e	313	—	3	316

Attributable to:
Equity shareholders	a,e	298	—	4	302
Non-controlling interests		15	—	(1)	14

Basic earnings per ordinary share (US cents)	a	71	—	1	72
Diluted earnings per ordinary share (US cents)	a	71	—	1	72

Headline earnings	a,e	300	—	4	304
Basic headline earnings per ordinary share (US cents)	a	71	—	1	72
Diluted headline earnings per ordinary share (US cents)	a	71	—	1	72

Statement of comprehensive income
Total comprehensive income for the period, net of tax	a,e	271	—	3	274

Statement of financial position
Tangible assets	e	4,081	—	12	4,093
Investments in associates and joint ventures	c	1,162	—	2	1,164
Deferred taxation	e	29	—	(1)	28
Non-current assets	c,e	5,864	—	13	5,877

Trade, other receivables and other assets	b	335	—	(2)	333
Current assets	b	2,355	—	(2)	2,353

Environmental rehabilitation and other provisions	f	671	—	(29)	642
Deferred taxation	e	322	—	1	323
Non-current liabilities	e,f	3,165	—	(28)	3,137

Trade and other payables	h	637	—	(42)	595
Environmental rehabilitation and other provisions	f,h	—	—	71	71
Current liabilities	f	781	—	29	810

Statement of changes in equity
(Accumulated losses) retained earnings	b,c,e	(1,599)	—	8	(1,591)
Shareholders' equity	b,c,e	4,243	—	8	4,251
Non-controlling interests	e	30	—	2	32
Total equity	b,c,e	4,273	—	10	4,283

Rounding of figures may result in computational discrepancies.

		2022
US dollar millions	Ref	As reported on 31 December 2022	1.1 Obuasi deferred tax restatement	1.1 Other restatements	As restated on 31 December 2022

Income statement
Cost of sales	e	(3,362)	—	(4)	(3,366)
Gross profit (loss)	e	1,133	—	(4)	1,129
Impairment, derecognition of assets and profit (loss) on disposal	d	(304)	—	(11)	(315)
Foreign exchange and fair value adjustments	b	(128)	—	3	(125)
Share of associates and joint ventures' profit (loss)	a,c	166	—	(5)	161
Profit (loss) before taxation	a,b,c,d,e	489	—	(17)	472
Taxation	b,d	(173)	(49)	1	(221)
Profit (loss) for the year	a,b,c,d,e	316	(49)	(16)	251

Attributable to:
Equity shareholders	a,b,c,d,e	297	(49)	(15)	233
Non-controlling interests	e	19	—	(1)	18

Basic earnings per ordinary share (US cents)		71	(12)	(4)	55
Diluted earnings per ordinary share (US cents)		71	(12)	(4)	55

Headline earnings	a,b,c,e	544	(49)	(6)	489
Basic headline earnings per ordinary share (US cents)		129	(12)	(1)	116
Diluted headline earnings per ordinary share (US cents)		129	(12)	(1)	116

Statement of comprehensive income
Total comprehensive income for the year, net of tax	a,b,c,d,e	242	(49)	(17)	176

Statement of financial position
Tangible assets	d,e	4,209	—	(1)	4,208
Investments in associates and joint ventures	a,c	1,100	—	(9)	1,091
Deferred taxation		72	(49)	—	23
Non-current assets	a,c,d,e	5,927	(49)	(10)	5,868

Lease liabilities	g	102	—	13	115
Environmental rehabilitation and other provisions	f	634	—	(38)	596
Non-current liabilities	f,g	3,079	—	(25)	3,054

Lease liabilities	g	84	—	(13)	71
Trade and other payables	h	710	—	(43)	667
Environmental rehabilitation and other provisions	f,h	—	—	81	81
Current liabilities	f,g	859	—	25	884

Statement of changes in equity
(Accumulated losses) retained earnings	a,b,c,d,e	(1,715)	(49)	(10)	(1,774)
Foreign currency translation reserve	c	(1,440)	—	(1)	(1,441)
Shareholders' equity	a,b,c,d,e	4,100	(49)	(11)	4,040
Non-controlling interests	e	34	—	1	35
Total equity	a,b,c,d,e	4,134	(49)	(10)	4,075

Rounding of figures may result in computational discrepancies.